Current Financial Assets and Cash and Cash Equivalents - Summary of Current Financial Assets and Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of current financial assets and cash and cash equivalents [line items]
Current financial assets	$ 117,055	$ 67,107
Cash and cash equivalents	143,251	136,708
Carrying Value [member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Current financial assets	117,055	67,107
Cash and cash equivalents	143,251	136,708
Current financial assets and cash and cash equivalents	260,306	203,815
Estimated Fair Value [member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Current financial assets	117,055	67,107
Cash and cash equivalents	143,251	136,708
Current financial assets and cash and cash equivalents	$ 260,306	$ 203,815